Dividends - Board of Directors Declared Dividends (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Nov. 06, 2012 Declaration Date, November 6, 2012 [Member]	Sep. 30, 2013 Declaration Date, November 6, 2012 [Member]	Jan. 30, 2013 Declaration Date, January 30, 2013 [Member]	Sep. 30, 2013 Declaration Date, January 30, 2013 [Member]	Apr. 30, 2013 Declaration Date, April 30, 2013 [Member]	Sep. 30, 2013 Declaration Date, April 30, 2013 [Member]	Jul. 31, 2013 Declaration Date, July 31, 2013 [Member]	Sep. 30, 2013 Declaration Date, July 31, 2013 [Member]
Dividends Payable [Line Items]
Declaration Date				Nov. 06, 2012		Jan. 30, 2013		Apr. 30, 2013		Jul. 31, 2013
Record Date				Dec. 31, 2012		Mar. 28, 2013		Jun. 28, 2013		Sep. 30, 2013
Payment Date				Jan. 18, 2013		Apr. 19, 2013		Jul. 19, 2013		Oct. 18, 2013
Dividends Per Ordinary Share	$ 0.52	$ 0.13	$ 0.13		$ 0.13		$ 0.13		$ 0.13
Total Amount			$ 21,032		$ 20,927		$ 20,929		$ 20,812